Metropolitan Life Insurance Company
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
                                                   [METLIFE LOGO]


Tel 212-578-5334     Fax 212 215-1622


September 8, 2006

VIA EDGAR

Securities and Exchange Commission
100 Fifth Street, NE
Washington, D.C.   20549

Re: MetLife of CT Separate Account Five for Variable Annuities (formerly, The Travelers Separate Account Five for Variable Annuities)
         File No. 811-8867

         MetLife of CT Separate Account Six for Variable Annuities (formerly, The Travelers Separate Account Six for Variable Annuities)
         File No. 811-8869

Commissioners:

Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife of CT Separate Account Five for Variable Annuities (formerly, The Travelers Separate Account Five for Variable Annuities) of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) and MetLife of CT Separate Account Six for Variable Annuites (formerly, The Travelers Separate Account Six for Variable Annuities) of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The semi-annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The semi-annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The semi-annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The semi-annual reports for certain portfolios of Lazard Retirement Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The semi-annual reports for certain series of Legg Mason Partners Investment Series (formerly, Smith Barney Investment Series) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810271, File No. 811-05018.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc.) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The semi-annual reports for certain portfolios of Legg Mason Partners Variable Portfolios III, Inc. (formerly, Travelers Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The semi-annual reports for certain portfolios of Legg Mason Partners Variable Portfolios V (formerly, Variable Annuity Portfolios) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001026107, File No. 811-07893.

The semi-annual reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS No. 0001126087, File No. 811-10183.

The semi-annual reports for certain series of MetLife Investment Funds, Inc. (formerly, CitiStreet Funds Inc.) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896629, File No. 811-7450.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS No. 0000710826, Field No. 811-03618.

The semi-annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The semi-annual reports for certain portfolios of Wells Fargo Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001081402, File No. 811-09255.


Sincerely,

/s/ Myra L. Saul

Myra L. Saul